Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	18,850,000	18,850,000
Common Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption	3,329,638	5,076,777	23,000,000